Debt and other liabilities - Schedule of debt and other liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-term debt and other liabilities
Short-term debt to related parties (7.1)	$ 5,102,211	$ 6,225,815
Ordinary shares payable (7.2)	1,206,609	8,223,928
Convertible debt (7.3)	10,288,123	31,088,259
Short term convertible debt to related party	95,309	132,269
Share-based payment liability (7.5)	1,400,000	1,311,028
Convertible promissory notes (7.6)	6,428,825
Advisors loans (7.7)	12,812,366	0
Total	$ 37,333,443	$ 46,981,299